PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property and equipment is comprised of the following:

	June 30, 2022	December 31, 2021
Furniture and Fixtures	$77,154	$75,070
Computers and Software	32,325	29,196
Machinery & Equipment	116,754	108,799
Vehicles	250,093	239,093
Total cost	476,326	452,158
Accumulated depreciation	(148,371)	(104,121)
Property, plant and equipment, net	$327,955	$348,037

Property and equipment is comprised of the following:

	December 31, 2021	December 31, 2020
Furniture and Fixtures	$75,070	$57,879
Computers and Software	29,196	16,638
Machinery & Equipment	108,799	79,951
Vehicles	239,093	68,135
Total cost	452,158	222,603
Accumulated depreciation	(104,121)	(54,731)
Property, plant and equipment, net	$348,037	$167,872